Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 84,701	$ 19,838
Other receivables		600
Prepaid expenses and other current assets	3,130	247
Total current assets	87,831	20,685
Property and equipment, net	3,686	693
Operating lease right-of-use assets	1,147	1,336
Restricted cash	345	345
Other non-current assets	645	298
Total assets	93,654	23,357
Current liabilities:
Accounts payable	3,919	1,417
Current portion of operating lease liabilities	505
Accrued expenses and other current liabilities	3,596	2,595
Total current liabilities	8,020	4,012
Derivative tranche liability		8,158
Non-current portion of operating lease liabilities	2,380	1,624
Common stock warrant liability	7,350
Earnout liability	5,743
Other non-current liabilities	643	853
Total liabilities	24,136	14,647
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock: $0.0001 par value — none and 19,522,771 shares authorized at December 31, 2021 and 2020, respectively; none and 15,480,195 shares issued and outstanding at December 31, 2021 and 2020, respectively; liquidation value $41,165 at December 31, 2020		43,840
Stockholders’ equity (deficit)
Preferred stock: $0.0001 par value — 10,000,000 shares and none authorized at December 31, 2021 and 2020, respectively; none issued and outstanding at December 31, 2021 and 2020
Common stock: $0.0001 par value — 492,000,000 and 50,218,502 shares authorized at December 31, 2021 and 2020, respectively; 37,855,114 and 2,770,702 shares issued and outstanding at December 31, 2021 and 2020, respectively	4	1
Additional paid-in capital	136,964	1,682
Accumulated deficit	(67,450)	(36,813)
Total stockholders’ equity (deficit)	69,518	(35,130)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 93,654	$ 23,357